Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Valuation allowance						$ 5,155,597	$ 4,074,980
Increase in valuation allowance						1,080,617	1,846,087
Unrecognized tax benefits						49,255	49,255	$ 0
Effective income tax rate reconciliation, percent	0.00%	0.00%	0.00%	0.00%
Forecast
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, percent					0.00%
Domestic Tax Jurisdiction | 2040
Income Tax Contingency [Line Items]
Net operating lease carry forwards						10,700,000
State and Local Jurisdiction | Indefinitely
Income Tax Contingency [Line Items]
Net operating lease carry forwards							12,448,000
GIGCAPITAL5, INC
Income Tax Contingency [Line Items]
Valuation allowance						2,895,226	1,530,299
Increase in valuation allowance						1,364,927	1,227,602
Unrecognized tax benefits						0	0
Amount accrued for payment of interest and penalties						0	$ 0
Increase in unrecognized tax benefits is reasonably possible						0
Decrease in unrecognized tax benefits is reasonably possible						$ 0